Fair Value of Financial Assets - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	$ 73,913	$ 98,104
U.S. government agency bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	10,773	20,742
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	13,773
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on recurring basis	105,102	118,413
Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	31,189	20,309
Fair Value, Measurements, Recurring | U.S. Treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	49,367	77,362
Fair Value, Measurements, Recurring | U.S. government agency bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	10,773	20,742
Fair Value, Measurements, Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	13,773
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on recurring basis	31,189	20,309
Fair Value, Measurements, Recurring | Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	31,189	20,309
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. government agency bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	0	0
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on recurring basis	73,913	98,104
Fair Value, Measurements, Recurring | Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	49,367	77,362
Fair Value, Measurements, Recurring | Level 2 | U.S. government agency bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	10,773	20,742
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	13,773
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on recurring basis	0	0
Fair Value, Measurements, Recurring | Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. government agency bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	0	$ 0
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable debt securities	$ 0